LONG-TERM DEBT, NET (MN1 Revolving Facility) - Additional Information (Detail) $ in Thousands, $ in Thousands				12 Months Ended
	Apr. 08, 2024	Jun. 29, 2023	Apr. 29, 2020 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 HKD ($)	Apr. 29, 2020 HKD ($)
Long-Term Debt [Line Items]
Total outstanding borrowings				$ 7,180,185	$ 7,499,771
Amount available for future drawdown				2,075,674
MN1 Revolving Facility, due 2027 [Member] | Senior Unsecured Credit Facilities [Member] | Revolving Credit Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity			$ 1,915,947	$ 1,909,769			$ 14,850,000	$ 14,850,000
Maturity date	Apr. 29, 2027
Debt instrument, interest rate				5.40%	7.44%		5.40%
Loan commitment fees recognized				$ 6,769	$ 3,954	$ 5,978
Total outstanding borrowings				158,305			$ 1,229,000
Amount available for future drawdown				$ 1,754,494			$ 13,621,000
MN1 Revolving Facility, due 2027 [Member] | Senior Unsecured Credit Facilities [Member] | Revolving Credit Facility [Member] | Secured Overnight Financing Rate (SOFR) [Member] | United States of America, Dollars | Minimum [Member]
Long-Term Debt [Line Items]
Debt instrument credit adjustment spread		0.06%
Interest rate margin per annum added to applicable variable rate		1.00%
MN1 Revolving Facility, due 2027 [Member] | Senior Unsecured Credit Facilities [Member] | Revolving Credit Facility [Member] | Secured Overnight Financing Rate (SOFR) [Member] | United States of America, Dollars | Maximum [Member]
Long-Term Debt [Line Items]
Debt instrument credit adjustment spread		0.20%
Interest rate margin per annum added to applicable variable rate		2.00%
MN1 Revolving Facility, due 2027 [Member] | Senior Unsecured Credit Facilities [Member] | Revolving Credit Facility [Member] | London Inter bank Offered Rate [Member] | United States of America, Dollars | Minimum [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate			1.00%
MN1 Revolving Facility, due 2027 [Member] | Senior Unsecured Credit Facilities [Member] | Revolving Credit Facility [Member] | London Inter bank Offered Rate [Member] | United States of America, Dollars | Maximum [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate			2.00%
MN1 Revolving Facility, due 2027 [Member] | Senior Unsecured Credit Facilities [Member] | Revolving Credit Facility [Member] | Hong Kong Interbank Offered Rate HIBOR [Member] | Hong Kong, Dollars | Minimum [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate			1.00%
MN1 Revolving Facility, due 2027 [Member] | Senior Unsecured Credit Facilities [Member] | Revolving Credit Facility [Member] | Hong Kong Interbank Offered Rate HIBOR [Member] | Hong Kong, Dollars | Maximum [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate			2.00%